Credit Facilities - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Bank Debt Facilities
Stand-by fees rate charged for undrawn facilities	0.1966%	0.20%
Unamortized debt issue costs	$ 5,289	$ 5,101
Credit facility additional borrowing capacity	500,000
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Maximum available credit under revolving term loan	2,000,000
Unamortized debt issue costs	$ 5,000
Revolving Term Loan [member] | Bottom of range [member] | LIBOR [member]
Disclosure Of Bank Debt Facilities
Basis spread	1.10%
Revolving Term Loan [member] | Top of range [member] | LIBOR [member]
Disclosure Of Bank Debt Facilities
Basis spread	2.15%